FAIR VALUE (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Book Value and Fair Value of the Financial Instruments
The following table details the book value and fair value of the Company’s financial instruments not recognized at fair value in the unaudited interim balance sheets as of September 30, 2024:

	As of September 30, 2024
	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$70,171,119	$70,171,119
Loans held for investment at carrying value	$96,405,746	$96,668,539